UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-10399
                 ----------------------------------------------

                             HENDERSON GLOBAL FUNDS

 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      737 NORTH MICHIGAN AVENUE, SUITE 1950
                             CHICAGO, ILLINOIS 60611
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

 (Name and Address of Agent for Service)                    Copy to:

         CHRISTOPHER K. YARBROUGH                       CATHY G. O'KELLY
        737 NORTH MICHIGAN AVENUE,             VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                SUITE 1950                          222 NORTH LASALLE STREET
         CHICAGO, ILLINOIS 60611                    CHICAGO, ILLINOIS 60601

       Registrant's telephone number, including area code: (312) 397-1122


Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.


HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

EUROPEAN FOCUS FUND
OCTOBER 31, 2006



                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
COMMON STOCKS - 97.81%
               AUSTRALIA - 1.78%
   22,175,000  Centamin Egypt, Ltd. *      $ 11,209,472
                                          --------------
               AUSTRIA - 4.00%
       43,000  Agrana Beteiligung AG          4,215,950
       19,000  Andritz AG                     3,446,852
      215,000  OMV AG                        11,686,885
      235,000  Telekom Austria AG             5,848,644
                                          --------------
                                             25,198,331
                                          --------------
               BELGIUM - 1.58%
      250,000  Agfa Gevaert N.V.              6,308,112
      195,000  RHJ International *            3,670,957
                                          --------------
                                              9,979,069
                                          --------------
               CANADA - 0.25%
      475,000  European Goldfields, Ltd. *    1,553,937
                                          --------------
               CYPRUS - 1.59%
    1,350,000  Urals Energy Public Co.,
               Ltd. *                        10,043,244
                                          --------------
               FRANCE - 9.33%
      300,000  Axa                           11,429,264
      160,000  Compagnie Generale des
               Etablissements Michelin       13,048,889
      152,420  Mittal Steel Co., N.V.         6,542,165
    4,360,000  Rhodia S.A. *                 12,019,681
      120,000  Total S.A.                     8,124,924
       30,600  Vallourec S.A.                 7,615,681
                                          --------------
                                             58,780,604
                                          --------------
               GERMANY - 10.19%
      300,000  Bayer AG                      15,105,008
      182,000  Commerzbank AG                 6,459,889
      175,000  DaimlerChrysler AG             9,983,855
       70,000  E.ON AG                        8,398,052
      100,000  Hypo Real Estate Holding AG    6,285,776
      246,579  KarstadtQuelle AG *            5,790,640
      450,000  Pfleiderer AG                 12,221,847
                                          --------------
                                             64,245,067
                                          --------------
               GREECE - 5.94%
      180,000  Coca-Cola Hellenic Bottling
               Co. S.A.                       5,881,189
      270,000  Hellenic Telecommunications
               Organization S.A. *            6,995,399
      250,000  Motor Oil (Hellas) Corinth
               Refineries S.A.                6,413,406
      400,000  National Bank of Greece
               S.A.                          18,154,088
                                          --------------
                                             37,444,082
                                          --------------
               IRELAND - 1.15%
    2,000,000  Aer Lingus Group plc *         7,223,857
                                          --------------
                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               ITALY - 5.62%
    1,060,000  Azimut Holding SpA          $ 12,000,025
      700,000  Enel SpA                       6,718,442
      200,000  ENI SpA                        6,031,793
    3,000,000  Parmalat SpA *                10,701,773
                                          --------------
                                             35,452,033
                                          --------------
               NETHERLANDS - 5.84%
      410,333  A&D Pharma Holding N.V., GDR * 6,441,607
       70,000  Aalberts Industries N.V.       5,494,471
      571,900  AMTEL Vredestein N.V., GDR *   2,533,517
      100,000  Ballast Nedam N.V.             4,135,211
      147,580  Mittal Steel Co., N.V.         6,338,190
      800,000  Wavin N.V. *                  11,844,062
                                          --------------
                                             36,787,058
                                          --------------
               NORWAY - 3.76%
    1,100,506  SeaDrill, Ltd. *              15,606,432
      320,000  Statoil ASA                    8,089,523
                                          --------------
                                             23,695,955
                                          --------------
               PORTUGAL - 0.94%
      610,168  Sonae, SGPS S.A. *             5,926,343
                                          --------------
               RUSSIA - 1.27%
      225,000  Novolipetsk Steel, GDR         4,725,000
      396,000  Trader Media East, Ltd.,
               GDR *                          3,267,000
                                          --------------
                                              7,992,000
                                          --------------
               SPAIN - 3.70%
      300,000  Gamesa Corp. Tecnologica
               S.A.                           6,888,190
      237,841  Gestevision Telecinco S.A.     6,250,226
      110,000  Grupo Ferrovial S.A.          10,164,451
                                          --------------
                                             23,302,867
                                          --------------
               SWEDEN - 3.98%
      500,000  Atlas Copco AB                14,607,333
      480,000  TradeDoubler AB *             10,467,434
                                          --------------
                                             25,074,767
                                          --------------
               SWITZERLAND - 2.98%
      180,000  Credit Suisse Group           10,851,654
      600,000  Temenos Group AG *             7,957,879
                                          --------------
                                             18,809,533
                                          --------------
               TURKEY - 0.92%
    1,100,000  Turkiye Vakiflar Bankasi
               T.A.O.                         5,774,575
                                          --------------

                     See Notes to Portfolio of Investments.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

EUROPEAN FOCUS FUND
OCTOBER 31, 2006 (CONTINUED)


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               UNITED ARAB EMIRATES - 2.13%
    1,600,000  Kingdom Hotel Investments,
               GDR *                       $ 13,424,000
                                           -------------
               UNITED KINGDOM - 30.86%
      450,000  Admiral Group plc              7,978,800
    1,751,400  Ashmore Group plc *            6,506,366
    3,446,589  Ashtead Group plc              9,401,587
      650,000  Burberry Group plc             6,931,078
   20,000,000  Corporate Services Group
               plc *                          2,788,836
      327,869  Dana Petroleum plc *           7,536,385
    1,667,519  Debenhams plc *                5,980,043
    3,511,923  Evolution Group plc            8,373,955
    1,000,000  Halfords Group plc             6,442,746
    4,147,000  Hogg Robinson Group plc *      7,515,074
      750,000  ICAP plc                       7,282,067
      875,000  Investec plc                   8,846,257
    3,061,565  IP Group plc *                 8,584,924
    3,000,000  ITV plc                        6,037,392
      500,000  Kazakhmys plc                 11,454,830
    1,000,000  Lancashire Holdings, Ltd. *    6,943,478
      600,000  Man Group plc                  5,585,303
      126,679  NDS Group plc, ADR *           6,060,323
      937,861  New Star Asset Management
               Group, Ltd.                    6,744,589
    2,500,000  Old Mutual plc                 8,083,238
      340,000  Omega International Group
               plc                            1,880,843
    1,850,000  Prosperity Minerals
               Holdings, Ltd. *               4,040,665
    1,515,063  Regal Petroleum plc *          4,363,985
    2,500,000  Regus Group plc *              5,090,771
    1,735,759  Taylor Woodrow plc            12,043,926
      275,000  Travis Perkins plc             9,400,400
      294,878  Xstrata plc                   12,599,869
                                          --------------
                                            194,497,730
                                          --------------

               TOTAL LONG-TERM
               INVESTMENTS
               (Cost $497,087,048)          616,414,524
                                          --------------


      PAR                                       VALUE
    AMOUNT                                    (NOTE 3)
  -----------                                 ---------
SHORT-TERM INVESTMENT - 1.56%
  $ 9,856,000  State Street Bank & Trust
               Co., Repurchase Agreement,
               dated 10/31/06 at 3.40% to
               be repurchased at
               $9,856,000 on 11/1/06
               collateralized by
               $7,930,000 U.S. Treasury
               Bond 7.13% due 2/15/23 with
               a value of $10,055,502.     $  9,856,000
                                           -------------

               TOTAL SHORT-TERM
               INVESTMENTS
               (Cost $9,856,000)              9,856,000
                                          --------------
TOTAL INVESTMENTS - 99.37%
               (Cost $506,943,048)           626,270,524
                                          --------------
NET OTHER ASSETS AND
LIABILITIES -  0.63%                          3,957,670
                                          --------------
TOTAL NET ASSETS - 100.00%                $  630,228,194
                                          --------------

*    Non-income producing security

ADR  American Depositary Receipt

GDR  Global Depositary Receipts

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS A PERCENTAGE
OF NET ASSETS                                            % OF NET ASSETS
                                                    ----------------------------
Asset Management & Custody Banks                                6.85 %
Integrated Oil & Gas                                            5.38
Industrial Machinery                                            4.94
Diversified Banks                                               4.82
Construction & Engineering                                      4.15
Diversified Metal & Mining                                      3.82
Oil & Gas Exploration & Products                                3.48
Diversified Capital Markets                                     3.13
Trading Company & Distribution                                  2.98
Building Products                                               2.88
Steel                                                           2.79
Investment Banking & Brokerage                                  2.48
Oil & Gas Drilling                                              2.48
Tires & Rubber                                                  2.47
Electric Utilities                                              2.40
Diversified Chemicals                                           2.40
Real Estate Management & Development                            2.13
Integrated Telecommunication Services                           2.04
Gold                                                            2.03
Broadcasting & Cable TV                                         1.95
Homebuilding                                                    1.91
Specialty Chemicals                                             1.91
Department Stores                                               1.87
Multi-line Insurance                                            1.81
Packaged Foods & Meats                                          1.70
Internet Software & Services                                    1.66
Automobile Manufacturers                                        1.58
Life & Health Insurance                                         1.28
Property & Casualty Insurance                                   1.27
Systems Software                                                1.26
Diversified Commercial & Professional Services                  1.19
Airlines                                                        1.15
Reinsurance                                                     1.10
Apparel, Accessories & Luxury Goods                             1.10
Heavy Electrical Equipment                                      1.09
Automotive Retail                                               1.02
Industrial Conglomerates                                        1.02
Oil & Gas Refining & Marketing                                  1.02
Photographic Products                                           1.00
Thrifts & Mortgage Finance                                      1.00
Application Software                                            0.96
Forest Products                                                 0.94
Soft Drinks                                                     0.93
Office Services & Supply                                        0.81
Agricultural Products                                           0.67
Advertising                                                     0.52
Human Resources & Employment Services                           0.44
                                                    ----------------------------
Long-Term Investments                                          97.81
Short-Term Investment                                           1.56
                                                    ----------------------------
Total Investments                                              99.37
Net Other Assets and Liabilities                                0.63
                                                    ----------------------------
                                                              100.00 %
                                                    ============================

HENDERSON EUROPEAN FOCUS FUND

NOTES TO PORTFOLIO OF INVESTMENTS

     1. All percentages are based on the net assets of the Henderson European Focus Fund (the "Fund") as of October 31, 2006.

     2. Net unrealized appreciation of the Fund's investment securities was $119,327,476 of which $129,669,513 related to appreciated investment securities and $10,342,037 related to depreciated investment securities for the fiscal quarter ended October 31, 2006.

     3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

          Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

          If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

     4. In connection with transactions in repurchase agreements, it is the Trust's policy that its custodian either segregate or take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the value of the underlying collateral securities fall below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying collateral securities at the market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral securities may be subject to legal proceedings.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

GLOBAL TECHNOLOGY FUND
OCTOBER 31, 2006



                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
COMMON STOCKS - 95.07%

               CANADA - 1.80%
        6,800  Research In Motion, Ltd. *  $    798,864
                                           ------------
               CHINA - 1.48%
        7,500  Baidu.com, Inc. *                654,600
                                           ------------
               FRANCE - 2.96%
       23,650  Aufeminin.com SA *               645,344
       17,500  Parrot S.A. *                    667,824
                                           ------------
                                              1,313,168
                                           ------------
               HONG KONG - 3.11%
      576,000  Tencent Holdings, Ltd.         1,380,528
                                           ------------
               INDIA - 3.17%
       27,000  Infosys Technologies, Ltd.,
               ADR                            1,406,700
                                           ------------
               JAPAN - 4.72%
       13,500  Canon, Inc.                      723,740
       87,000  Epson Toyocom Corp. *            670,232
        7,800  Kyocera Corp.                    699,602
                                           ------------
                                              2,093,574
                                           ------------
               KOREA - 1.46%
        5,404  Gmarket, Inc. ADR *               89,707
        5,605  NHN Corp. *                      556,187
                                           ------------
                                                645,894
                                           ------------
               NETHERLANDS - 4.72%
       30,250  ASML Holding N.V. *              691,857
       33,192  TomTom N.V. *                  1,402,213
                                           ------------
                                              2,094,070
                                           ------------
               SWEDEN - 1.54%
      180,000  Telefonaktiebolaget LM
               Ericsson                         682,875
                                           ------------
               SWITZERLAND - 3.27%
       29,200  Logitech International S.A.*     767,525
        3,900  Roche Holding AG                 682,473
                                           ------------
                                              1,449,998
                                           ------------
               TAIWAN - 2.89%
      350,000  Acer, Inc.                       634,498
       50,541  Hon Hai Precision Industry
               Co., Ltd, GDR                    646,925
                                           ------------
                                              1,281,423
                                           ------------
               UNITED KINGDOM - 1.53%
      301,000  ARM Holdings plc                 676,088
                                           ------------
               UNITED STATES - 62.42%
      127,337  3Com Corp. *                     618,858
       20,229  Accenture, Ltd., Class A         665,736
        1,785  Acme Packet, Inc. *               30,702

                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               UNITED STATES - (continued)
       17,500  Adobe Systems, Inc. *       $    669,375
       32,395  Amdocs, Ltd. *                 1,255,630
       19,000  Amphenol Corp., Class A        1,290,100
       11,950  Anixter International, Inc.*     714,132
       10,200  Apple Computer, Inc. *           827,016
       53,000  Arris Group, Inc. *              710,200
       37,110  Autodesk, Inc. *               1,363,792
       65,093  C-COR, Inc. *                    650,279
       63,000  Cisco Systems, Inc. *          1,520,190
        8,775  Cognizant Technology
               Solutions Corp. *                660,582
       39,700  CommScope, Inc. *              1,266,827
       14,600  Cymer, Inc. *                    676,418
       25,000  Digital River, Inc. *          1,446,250
       51,600  EMC Corp. *                      632,100
       11,400  F5 Networks, Inc. *              754,566
        1,490  Google, Inc., Class A *          709,821
       16,250  Hewlett-Packard Co.              629,525
       30,300  Intel Corp.                      646,602
       60,460  Marvell Technology Group,
               Ltd. *                         1,105,209
       20,455  Microchip Technology, Inc.       673,583
       13,800  MICROS Systems, Inc. *           685,584
       44,800  Microsoft Corp.                1,286,208
       27,200  National Semiconductor
               Corp.                            660,688
       19,550  Network Appliance, Inc. *        713,575
       35,000  Oplink Communications, Inc. *    693,000
        3,150  Optium Corp. *                    63,788
       38,200  Oracle Corp. *                   705,554
       31,000  Symantec Corp. *                 615,040
       23,300  Tessera Technologies, Inc. *     813,403
       19,375  Texas Instruments, Inc.          584,738
       16,550  Varian Semiconductor
               Equipment Associates, Inc. *     603,910
       23,500  VistaPrint, Ltd. *               735,080
                                           ------------
                                             27,678,061
                                           ------------

               TOTAL LONG-TERM
               INVESTMENTS
               (Cost $37,626,792)            42,155,843
                                             ----------


                     See Notes to Portfolio of Investments.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

GLOBAL TECHNOLOGY FUND
OCTOBER 31, 2006 (CONTINUED)


    SHARES                                      VALUE
  -----------                                 ---------

SHORT-TERM INVESTMENTS - 5.46%
    2,420,906  Fidelity Institutional
               Money Market Funds - Prime
               Money Market Portfolio      $  2,420,906
                                           ------------

               TOTAL SHORT-TERM
               INVESTMENTS
               (Cost $2,420,906)              2,420,906
                                           ------------
TOTAL INVESTMENTS - 100.53%
               (Cost $40,047,698)            44,576,749
                                           ------------
NET OTHER ASSETS AND
LIABILITIES - (0.53)%                          (233,956)
                                           ------------
TOTAL NET ASSETS - 100.00%                 $ 44,342,793
                                           ------------

*    Non-income producing security

ADR  American Depositary Receipt

GDR  Global Depositary Receipts

                     See Notes to Portfolio of Investments.

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS A PERCENTAGE
OF NET ASSETS:                                     % OF NET ASSETS
                                                 ---------------------
Communications Equipment                               23.74 %
Internet Software & Services                           10.71
Semiconductors                                          9.80
Systems Software                                        7.42
Application Software                                    7.42
Semiconductor Equipment                                 6.28
IT Consulting & Other Services                          6.16
Electronic Equipment Manufacturing                      5.95
Computer Storage & Peripherals                          4.77
Computer Hardware                                       4.72
Internet Retail                                         1.86
Office Electronics                                      1.63
Technology Distributors                                 1.61
Pharmaceuticals                                         1.54
Publishing                                              1.46
                                                 ---------------------
Long-Term Investments                                  95.07
Short-Term Investment                                   5.46
                                                ---------------------
Total Investments                                     100.53
Net Other Assets and Liabilities                       -0.53
                                                ---------------------
                                                      100.00 %
                                                =====================

HENDERSON GLOBAL TECHNOLOGY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

     1. All percentages are based on the net assets of the Henderson Global Technologies Fund (the "Fund") as of October 31, 2006.

     2. Net unrealized appreciation of the Fund's investment securities was $4,529,051 of which $5,069,606 related to appreciated investment securities and $540,555 related to depreciated investment securities for the fiscal quarter ended October 31, 2006.

     3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

          If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND
OCTOBER 31, 2006





                                               VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
COMMON STOCKS - 92.78%
               AUSTRALIA - 1.44%
    1,305,000  BHP Billiton, Ltd.          $ 27,567,163
                                          --------------
               BELGIUM - 1.05%
      800,000  Agfa Gevaert N.V.             20,185,957
                                          --------------
               CHINA - 3.24%
   57,073,000  China Construction Bank (a)   25,758,143
    5,260,000  Ping An Insurance (Group)
               Co. of China, Ltd., Class H   18,294,887
   71,056,000  Shanghai Real Estate, Ltd.    17,998,807
                                          --------------
                                             62,051,837
                                          --------------
               FRANCE - 10.17%
   15,200,000  Rhodia S.A. *                 41,903,474
      802,913  Sodexho Alliance S.A.         43,121,802
      348,000  Total S.A.                    23,562,280
      170,000  Vallourec S.A.                42,309,337
      391,600  Vinci S.A.                    44,107,260
                                          --------------
                                            195,004,153
                                          --------------
               GERMANY - 14.55%
      885,000  Bayer AG                      44,559,772
      650,000  Commerzbank AG                23,071,032
      650,000  DaimlerChrysler AG            37,082,889
      383,000  Deutsche Bank AG              48,202,817
    1,850,000  Deutsche Post AG              51,237,054
      235,000  E.ON AG                       28,193,462
      131,156  Puma AG Rudolf Dassler
               Sport                         46,507,178
                                          --------------
                                            278,854,204
                                          --------------
               GREECE - 3.80%
      840,000  Coca-Cola Hellenic Bottling
               Co. S.A.                      27,445,550
    1,000,000  National Bank of Greece
               S.A.                          45,385,219
                                          --------------
                                             72,830,769
                                          --------------
               HONG KONG - 1.38%
   99,200,000  Neo-China Group (Holdings),
               Ltd.                          11,862,367
    3,692,000  Tencent Holdings, Ltd.         8,848,799
    9,450,000  Tian An China Investments
               Co., Ltd. *                    5,686,622
                                          --------------
                                             26,397,788
                                          --------------
               INDONESIA - 1.85%
   23,903,000  PT Indosat Tbk                13,640,121
   23,800,000  PT Telekomunikasi Indonesia   21,939,094
                                          --------------
                                             35,579,215
                                          --------------
               ITALY - 3.95%
    2,490,000  Enel SpA                      23,898,457

                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               ITALY - (continued)
    2,200,000  Saipem SpA                  $ 51,889,243
                                          --------------
                                             75,787,700
                                          --------------
               JAPAN - 21.26%
    3,700,000  Daiwa Securities Group,
               Inc.                          41,981,104
    8,632,000  Hino Motors, Ltd.             42,659,963
      646,900  Kappa Create Co., Ltd.         9,934,012
    1,181,000  Leopalace21 Corp.             44,430,764
      654,700  Nippon System Development
               Co., Ltd.                     25,358,394
       30,690  NTT DoCoMo, Inc.              46,971,143
    5,675,000  Sekisui Chemical Co., Ltd.    50,172,716
        4,972  Sumitomo Mitsui Financial
               Group, Inc.                   54,415,459
      616,200  TDK Corp.                     48,208,542
    2,777,000  Yamato Holdings Co., Ltd.     43,356,864
                                          --------------
                                            407,488,961
                                          --------------
               KOREA - 3.01%
      353,810  Hyundai Development Co        17,836,005
       19,700  Hyundai Motor Co.              1,601,507
      830,580  Shinhan Financial Group
               Co., Ltd.                     38,300,558
                                          --------------
                                             57,738,070
                                          --------------
               NETHERLANDS - 1.11%
      415,000  ASML Holding N.V. *            9,491,586
      279,850  TomTom N.V. *                 11,822,409
                                          --------------
                                             21,313,995
                                          --------------
               NORWAY - 1.52%
    1,150,000  Statoil ASA                   29,071,724
                                          --------------
               SINGAPORE - 2.16%
    3,155,000  DBS Group Holdings, Ltd.      41,342,498
                                          --------------
               SPAIN - 3.60%
      962,000  Industria de Diseno Textil
               S.A.                          45,993,402
    1,200,000  Telefonica S.A.               23,126,551
                                          --------------
                                             69,119,953
                                          --------------
               SWEDEN - 1.83%
    1,200,000  Atlas Copco AB                35,057,599
                                          --------------
               SWITZERLAND - 2.69%
      749,953  Kuehne & Nagel
               International AG              51,542,126
                                          --------------
               TAIWAN - 2.88%
    1,887,000  Hon Hai Precision Industry
               Co., Ltd, GDR                 24,153,600
    3,204,587  Taiwan Semiconductor
               Manufacturing Co., Ltd.,
               ADR                           31,084,494
                                          --------------
                                             55,238,094
                                          --------------

                     See Notes to Portfolio of Investments.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND
OCTOBER 31, 2006 (CONTINUED)

                                               VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               UNITED KINGDOM - 6.94%
    4,584,569  Capita Group plc            $ 47,137,107
    6,800,000  Debenhams plc *               24,386,103
    3,910,150  Halfords Group plc            25,192,103
      851,124  Regal Petroleum plc *          2,451,576
      792,948  Xstrata plc                   33,881,948
                                          --------------
                                            133,048,837
                                          --------------
               UNITED STATES - 4.35%
      222,000  Amdocs, Ltd. *                 8,604,720
      132,299  Amphenol Corp., Class A        8,983,102
      304,750  Autodesk, Inc. *              11,199,562
      465,000  Cisco Systems, Inc. *         11,220,450
      389,204  CommScope, Inc. *             12,419,500
      269,850  Digital River, Inc. *         15,610,822
      370,000  iShares MSCI Japan Index
               Fund                           5,109,700
      421,250  National Semiconductor
               Corp.                         10,232,163
                                          --------------
                                             83,380,019
                                          --------------

               TOTAL COMMON
               STOCKS
               (Cost $1,554,804,096)      1,778,600,662
                                          --------------
PREFERRED STOCK - 2.59%

               GERMANY - 2.59%
      264,218  Fresenius AG                  49,571,541
                                          --------------

               TOTAL PREFERRED STOCK
               (Cost $38,919,451)            49,571,541
                                          --------------

               TOTAL LONG-TERM
               INVESTMENTS - 95.37%
               (Cost $1,593,723,547)      1,828,172,203



SHORT-TERM INVESTMENTS - 4.07%
   27,385,577  Fidelity Institutional
               Money Market Funds - Prime
               Money Market Portfolio        27,385,577

                                               VALUE
  PAR AMOUNT                                  (NOTE 3)
  -----------                                 ---------

   50,550,000  State Street Bank & Trust
               Co., Repurchase Agreement,
               dated 10/31/06 at 3.40% to
               be repurchased at
               $50,550,000 on 11/1/06
               collateralized by
               $40,670,000 U.S. Treasury
               Bond 7.13% due 2/15/23 with
               a value of $51,570,902.       50,550,000
                                          --------------

               TOTAL SHORT-TERM
               INVESTMENTS
               (Cost $77,935,577)            77,935,577
                                          --------------
TOTAL INVESTMENTS - 99.44%
               (Cost $1,671,659,124)      1,906,107,780
                                          --------------
NET OTHER ASSETS AND
LIABILITIES - 0.56%                          10,814,128
                                          --------------
TOTAL NET ASSETS - 100.00%            $   1,916,921,908
                                          --------------

(a) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

*    Non-income producing security

GDR  Global Depositary Receipts

ADR  American Depositary Receipt

                     See Notes to Portfolio of Investments.

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS A PERCENTAGE
OF NET ASSETS:                                     % OF NET ASSETS
                                                 ---------------------
Diversified Banks                                       11.90 %
Air Freight & Logistics                                  4.92
Electronic Equipment Manufacturing                       4.24
Real Estate Management & Development                     4.17
Industrial Machinery                                     4.03
Construction & Engineering                               3.23
Diversified Metal & Mining                               3.21
Integrated Telecommunication Services                    3.06
Restaurants                                              2.77
Integrated Oil & Gas                                     2.75
Electric Utilities                                       2.72
Oil & Gas Equipment & Services                           2.71
Marine                                                   2.69
Homebuilding                                             2.62
Health Care Equipment                                    2.59
Diversified Capital Markets                              2.51
Human Resources & Employment Services                    2.46
Wireless Telecommunication Services                      2.45
Footwear                                                 2.43
Apparel Retail                                           2.40
Application Software                                     2.36
Diversified Chemicals                                    2.32
Construction & Farm Machinery & Trucks                   2.23
Investment Banking & Brokerage                           2.19
Specialty Chemicals                                      2.19
Semiconductors                                           2.16
Automobile Manufacturers                                 2.02
Communications Equipment                                 1.85
Soft Drinks                                              1.43
Automotive Retail                                        1.31
Internet Software & Services                             1.28
Department Stores                                        1.27
Photographic Products                                    1.05
Life & Health Insurance                                  0.95
Semiconductor Equipment                                  0.50
Other Diversified Financial Services                     0.27
Oil & Gas Exploration & Products                         0.13
                                                 ---------------------
Long-Term Investments                                   95.37
Short-Term Investments                                   4.07
                                                 ---------------------
Total Investments                                       99.44
Net Other Assets and Liabilities                         0.56
                                                 ---------------------
                                                       100.00 %
                                                 =====================

HENDERSON INTERNATIONAL OPPORTUNITIES FUND

NOTES TO PORTFOLIO OF INVESTMENTS

     1. All percentages are based on the net assets of the Henderson International Opportunities Fund (the "Fund") as of October 31, 2006.

     2. Net unrealized appreciation of the Fund's investment securities was $234,448,656 of which $256,291,162 related to appreciated investment securities and $21,842,506 related to depreciated investment securities for the fiscal quarter ended October 31, 2006.

     3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

          Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

          If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

     4. In connection with transactions in repurchase agreements, it is the Trust's policy that its custodian either segregate or take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the value of the underlying collateral securities fall below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying collateral securities at the market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral securities may be subject to legal proceedings.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

WORLDWIDE INCOME FUND
OCTOBER 31, 2006




                 FACE                                                                                        VALUE
                AMOUNT                                                     COUPON          MATURITY         (NOTE 3)
             -------------                                              ------------     ------------    ------------

               CORPORATE BONDS - 62.47%

               BELGIUM - 0.72%
     USD        327,000  Telenet Group Holding NV (a),(b)                 0/11.500%       6/15/14     $     295,526
                                                                                                        ------------

               FRANCE - 3.52%
     USD        200,000  AXA SA (c)                                          7.100        11/7/08           203,788
     EUR        200,000  Belvedere S.A. (b),(d)                              6.467        5/15/13           263,237
     EUR        400,000  Crown European Holdings S.A.                        6.250         9/1/11           540,513
     EUR        300,000  Ray Acquisition SCA                                 9.375        3/15/15           435,537
                                                                                                        ------------
                                                                                                          1,443,075
                                                                                                        ------------

               GERMANY - 6.34%
     EUR        400,000  Cognis GmbH                                         9.500        5/15/14           551,362
     EUR        200,000  Escada AG (d)                                       7.500         4/1/12           275,808
     EUR        150,000  Iesy Hessen & Ish NRW                               6.429        4/15/13           189,291
     USD        400,000  Kabel Deutschland GmbH (b)                         10.625         7/1/14           434,500
     EUR        450,000  Tele Columbus AG & Co. (d)                          7.244        4/15/10           581,354
     EUR        450,000  Tui AG (d)                                          4.844       12/10/10           571,463
                                                                                                        ------------
                                                                                                          2,603,778
                                                                                                        ------------

               GREECE - 0.96%
     EUR        300,000  Hellas Telecommunications Luxembourg V (d)          6.994       10/15/12           392,462
                                                                                                        ------------

               IRELAND - 2.92%
     EUR        300,000  BCM Ireland Finance (b),(d)                         8.215        8/15/16           400,120
     EUR        150,000  JSG Funding plc                                    10.125        10/1/12           211,068
     EUR        415,000  Riverdeep Group, Ltd.                               9.250        4/15/11           587,928
                                                                                                        ------------
                                                                                                          1,199,116
                                                                                                        ------------

               ITALY - 4.07%
     EUR        600,000  Lighthouse International Co., S.A.                  8.000        4/30/14           834,700
     USD        750,000  Wind Acquisition Finance S.A. (b)                  10.750        12/1/15           837,188
                                                                                                        ------------
                                                                                                          1,671,888
                                                                                                        ------------

               NETHERLANDS - 3.55%
     USD        400,000  Allianz Finance II B.V. (c)                         7.250        3/10/08           407,261
     EUR        400,000  Culligan Finance Corp.                              8.000        10/1/14           546,256
     USD        500,000  Impress Holdings BV (b)                             8.512        9/15/13           505,000
                                                                                                        ------------
                                                                                                          1,458,517
                                                                                                        ------------

               NORWAY - 1.49%
     EUR        200,000  Nordic Telephone Company ApS                        8.250         5/1/16           279,510
     EUR        250,000  Nordic Telephone Company ApS (d)                    9.064         5/1/16           333,433
                                                                                                        ------------
                                                                                                            612,943
                                                                                                        ------------

               RUSSIA - 0.75%
     USD        300,000  VTB Capital S.A. (b)                                6.250        6/30/35           305,625

                     See Notes to Portfolio of Investments.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

WORLDWIDE INCOME FUND
OCTOBER 31, 2006 (CONTINUED)

                 FACE                                                                                        VALUE
                AMOUNT                                                     COUPON          MATURITY         (NOTE 3)
             -------------                                              ------------     ------------    ------------


               SPAIN - 2.85%
     EUR        450,000  Cirsa Finance Luxembourg S.A.                       8.750%       5/15/14     $     619,564
     EUR        400,000  Codere Finance Luxembourg S.A.                      8.250        6/15/15           551,361
                                                                                                        ------------
                                                                                                          1,170,925
                                                                                                        ------------

               UKRAINE - 1.00%
     USD        400,000  City of Kiev                                        8.000        11/6/15           410,420
                                                                                                        ------------

               UNITED KINGDOM - 15.64%
     GBP        350,000  Allied Domecq Financial Services plc                6.625        6/12/14           697,675
     GBP        450,000  Corus Finance plc                                   6.750        5/20/08           872,346
     GBP        350,000  EMI Group plc                                       9.750        5/20/08           705,831
     EUR        300,000  FKI plc                                             6.625        2/22/10           398,684
     USD        300,000  Ineos Group Holdings plc (b)                        8.500        2/15/16           290,250
     EUR        260,000  Invensys plc                                        9.875        3/15/11           370,829
     GBP        400,000  NTL Cable plc                                       9.750        4/15/14           798,309
     USD        500,000  Old Mutual Capital Funding (c)                      8.000       12/22/08           522,104
     GBP        400,000  Pipe Holding plc                                    7.750        11/1/11           784,003
     GBP        500,000  WRG Acquisitions plc (d)                            8.499       12/15/11           980,003
                                                                                                        ------------
                                                                                                          6,420,034
                                                                                                        ------------

               UNITED STATES - 18.66%
     USD        350,000  BNP Paribas Capital Trust V (c)                     7.200        6/30/07           352,670
     GBP        350,000  Constellation Brands, Inc.                          8.500       11/15/09           714,377
                450,000  Fresenius Medical Care Capital Trust V
     EUR                 (Preferred)                                         7.375        6/15/11           634,640
     GBP        350,000  HCA, Inc.                                           8.750        11/1/10           677,657
     USD        350,000  Hertz Corp. (b)                                     8.875         1/1/14           367,500
     USD        150,000  Hertz Corp. (b)                                    10.500         1/1/16           165,375
     EUR        450,000  Huntsman International LLC (a)                      8.500         1/1/15           613,102
     USD        500,000  Levi Strauss & Co.                                 12.250       12/15/12           560,000
     USD        600,000  Nell AF Sarl (b)                                    8.375        8/15/15           612,000
     EUR        400,000  Rockwood Specialties Group, Inc.                    7.625       11/15/14           539,875
     USD        500,000  Samsonite Corp.                                     8.875         6/1/11           526,250
     USD        500,000  Sungard Data Systems, Inc. (b)                     10.250        8/15/15           526,250
     EUR        600,000  WDAC Subsidiary Corp                                8.500        12/1/14           784,925
     GBP        300,000  WMG Acquisition Corp.                               8.125        4/15/14           586,571
                                                                                                        ------------
                                                                                                          7,661,192
                                                                                                        ------------
               TOTAL CORPORATE BONDS
               (Cost $24,978,699)                                                                         25,645,501
                                                                                                        ------------

               FOREIGN SOVEREIGN BONDS - 25.41%

               ARGENTINA - 1.85%
     USD        400,000  Province of Buenos Aires (b)                        9.375        9/14/18           401,200
     USD        500,000  Republic of Argentina (d)                           5.590         8/3/12           359,250
                                                                                                        ------------
                                                                                                            760,450
                                                                                                        ------------

               BRAZIL - 3.38%
     USD      1,000,000  Federal Republic of Brazil                         10.500        7/14/14         1,267,000

                     See Notes to Portfolio of Investments.


HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

WORLDWIDE INCOME FUND
OCTOBER 31, 2006 (CONTINUED)


                 FACE                                                                                        VALUE
                AMOUNT                                                     COUPON          MATURITY         (NOTE 3)
             -------------                                              ------------     ------------    ------------
     USD        100,000  Federal Republic of Brazil                          8.875%      10/14/19     $     121,150
                                                                                                        ------------
                                                                                                          1,388,150
                                                                                                        ------------

               COLUMBIA - 2.73%
     USD        995,000  Republic of Columbia                                8.250       12/22/14         1,121,365
                                                                                                        ------------

               DOMINICAN REPUBLIc - 1.53%
     USD        546,488  Dominican Republic                                  9.040        1/23/18           627,094
                                                                                                        ------------

               EL SALVADOR - 1.77%
     USD        650,000  Republic of El Salvador                             8.500        7/25/11           724,750
                                                                                                        ------------

               INDONESIA - 1.00%
     USD        400,000  Republic of Indonesia                               6.750        3/10/14           411,512
                                                                                                        ------------

               PANAMA - 1.30%
     USD        500,000  Republic of Panama                                  7.125        1/29/26           532,000
                                                                                                        ------------

               PERU - 3.07%
     USD      1,000,000  Republic of Peru                                    9.875         2/6/15         1,260,000
                                                                                                        ------------

               PHILIPPINES - 1.29%
     USD        475,000  Republic of Philippines                             8.000        1/15/16           530,219
                                                                                                        ------------

               TURKEY - 3.54%
     USD      1,000,000  Republic of Turkey                                  9.000        6/30/11         1,105,000
     USD        300,000  Republic of Turkey                                  9.500        1/15/14           346,875
                                                                                                        ------------
                                                                                                          1,451,875
                                                                                                        ------------

               URUGUAY - 3.14%
     USD      1,000,000  Republic of Uruguay                                 7.500        3/15/15         1,072,500
     USD        200,000  Republic of Uruguay                                 8.000       11/18/22           217,500
                                                                                                        ------------
                                                                                                          1,290,000
                                                                                                        ------------

               VENEZUELA - 0.81%
     USD        300,000  Republic of Venezuela                               8.500        10/8/14           334,050
                                                                                                        ------------

               TOTAL FOREIGN SOVEREIGN BONDS
               (Cost $9,871,097)                                                                          10,431,465
                                                                                                        ------------

               TOTAL CORPORATE AND FOREIGN SOVEREIGN BONDS
               (Cost $34,849,796)                                                                         36,076,966
                                                                                                        ------------


               COMMON STOCKS - 5.89%
               SHARES
             ------------
                12,000   Eni S.p.A. (Italy)                                                                  361,907
                30,000   Esprit Holdings (Hong Kong)                                                         290,464
                20,000   HSBC Holdings plc (United Kingdom)                                                  379,221
                30,000   Lloyds TSB Group plc (United Kingdom)                                               320,182
                15,000   QBE Insurance Group, Ltd. (Australia)                                               286,897
                25,000   Scottish Power plc (United Kingdom)                                                 311,646
               142,500   Singapore Telecommunications, Ltd.
                         (Singapore)                                                                         242,565


                     See Notes to Portfolio of Investments.


HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

WORLDWIDE INCOME FUND
OCTOBER 31, 2006 (CONTINUED)

                                                                                                            VALUE
                SHARES                                                                                    (NOTE 3)
             -------------                                                                              ------------
                75,000   Terna SpA (Italy)                                                              $    227,819
                                                                                                        ------------
               TOTAL COMMON STOCKS
               (Cost $2,242,304)                                                                           2,420,701
                                                                                                        ------------

               TOTAL LONG TERM INVESTMENTS - 93.77%
               (Cost $37,092,100)                                                                         38,497,667
                                                                                                        ------------

SHORT-TERM INVESTMENTS - 5.88%
              2,413,007  Fidelity Institutional Money Market
                         Funds - Prime Money Market Portfolio                                              2,413,007
                                                                                                        ------------
               TOTAL SHORT-TERM INVESTMENTS
               (Cost $2,413,007)                                                                           2,413,007
                                                                                                        ------------
TOTAL INVESTMENTS - 99.65%
         (Cost $39,505,107)                                                                               40,910,674
                                                                                                        ------------
NET OTHER ASSETS AND LIABILITIES - (0.35)%                                                                 (143,074)
                                                                                                        ------------
TOTAL NET ASSETS - 100.00%                                                                              $ 41,053,748
                                                                                                        ------------

(a) Security is a step coupon bond where the coupon increases on a predetermined date. Coupon shown is that currently in effect.

(b) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c)  Perpetual Maturity. Maturity date presented represents the next call date.

(d) Security is a floating rate bond where the interest rate is adjusted quarterly according to LIBOR interest rate changes. Coupon shown is that currently in effect.

                     See Notes to Portfolio of Investments.

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS A PERCENTAGE
OF NET ASSETS:                                       % OF NET ASSETS
                                                   ---------------------
Sovereign                                               26.41 %
Chemicals                                                6.36
Environmental                                            5.23
Telecommunications - Intergrated                         5.07
Beverage                                                 4.08
Steel production                                         4.03
Media - Cable                                            3.82
Media - Diversified                                      3.75
Health Services                                          3.20
Packaging                                                3.06
Support Services                                         2.69
Banking                                                  2.45
Insurance                                                2.19
Telecommunications - Wireless                            2.04
Apparel & Textiles                                       2.04
Advertising Services                                     1.91
Diversified Capital                                      1.87
Printing & Publishing                                    1.43
Media Services                                           1.43
Gaming                                                   1.34
Software & Services                                      1.28
Consumer Products                                        1.28
Investments & Miscellaneous Finance                      1.27
Electronics                                              1.06
Mining                                                   0.88
Investments                                              0.86
Integrated Energy                                        0.76
Media services                                           0.72
Distribution                                             0.71
Electricity distribution                                 0.55
                                                   ---------------------
Total Long Term Investments                             93.77
Short-Term Investment                                    5.88
                                                   ---------------------
Total Investments                                       99.65
Net Other Assets and Liabilities                         0.35
                                                   ---------------------
                                                       100.00 %
                                                   =====================

HENDERSON WORLDWIDE INCOME FUND

NOTES TO PORTFOLIO OF INVESTMENTS

     1. All percentages are based on the net assets of the Henderson Worldwide Income Fund (the "Fund") as of October 31, 2006.

     2. Net unrealized appreciation of the Fund's investment securities was $1,405,567 of which $1,521,239 related to appreciated investment securities and $115,672 related to depreciated investment securities for the fiscal quarter ended October 31, 2006.

     3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

          Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

          Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

          If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

     4. The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. At October 31, 2006, the Fund had outstanding forward foreign currency contracts as follows:


                                       Local
                      Expiration     Currency                      Unrealized/
                         Date          Amount       Value(US$)    Depreciation
                      ----------     ----------  -------------    -------------
Euro Currency (sell)  11/20/2006     10,300,318  $  10,503,288      $ (202,970)
British Pound (sell)  11/20/2006      5,959,116  $   6,085,816        (126,700)

                                                                    -----------
                                                                    $ (329,670)
                                                                    ===========

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

U.S. CORE GROWTH FUND (US Focus Fund effective November 30, 2006)
OCTOBER 31, 2006


                                               VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
COMMON STOCKS - 98.73%
               AUTOMOBILES - 2.03%
        8,750  Honda Motor Co., Ltd., ADR  $    309,138
                                          --------------
               CAPITAL MARKETS - 5.77%
        7,400  American Capital
               Strategies, Ltd.                 319,384
        2,950  Goldman Sachs Group, Inc.        559,880
                                          --------------
                                                879,264
                                          --------------
               CHEMICALS - 2.00%
        6,900  Monsanto Co.                     305,118
                                          --------------
               COMMUNICATIONS EQUIPMENT - 4.33%
       16,650  Corning, Inc. *                  340,160
        8,800  QUALCOMM, Inc.                   320,232
                                          --------------
                                                660,392
                                          --------------
               COMPUTER & PERIPHERAL - 1.35%
        5,300  Hewlett-Packard Co.              205,322
                                          --------------
               CONSUMER FINANCE - 5.74%
        7,300  American Express Co.             422,013
        5,720  Capital One Financial Corp.      453,768
                                          --------------
                                                875,781
                                          --------------
               DIVERSIFIED FINANCIAL
               SERVICES - 2.25%
          685  Chicago Mercantile Exchange
               Holdings, Inc.                   343,185
                                          --------------
               FOOD & STAPLES RETAILING - 5.49%
        3,900  Costco Wholesale Corp.           208,182
       13,000  CVS Corp.                        407,940
        6,300  Sysco Corp.                      220,374
                                          --------------
                                                836,496
                                          --------------
               FOOD PRODUCTS - 2.12%
        6,100  The Hershey Co.                  322,751
                                          --------------
               HEALTH CARE EQUIPMENT &
               SUPPLIES - 7.02%
        2,490  Alcon, Inc.                      264,139
        5,000  Baxter International, Inc.       229,850
       24,331  Boston Scientific Corp. *        387,106
        5,490  St. Jude Medical, Inc. *         188,582
                                          --------------
                                              1,069,677
                                          --------------
               HEALTH CARE PROVIDERS &
               SERVICES - 9.48%
        5,435  Caremark Rx, Inc.                267,565
        3,900  CIGNA Corp.                      456,222
        8,400  Humana, Inc. *                   504,000
       30,800  Tenet Healthcare Corp. *         217,448
                                          --------------
                                              1,445,235
                                          --------------
                                               VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               HOTELS, RESTAURANTS & LEISURE - 3.74%
        3,750  Starwood Hotels & Resorts
               Worldwide, Inc.             $    224,025
        4,700  Wynn Resorts, Ltd. *             345,638
                                          --------------
                                                569,663
                                          --------------
               HOUSEHOLD PRODUCTS - 2.79%
        6,700  The Procter & Gamble Co.         424,713
                                          --------------
               INDUSTRIAL POWER PRODUCTS &
               ENERGY TRADES - 2.48%
        6,000  TXU Corp.                        378,780
                                          --------------
               INSURANCE - 1.87%
        5,000  Metlife Inc.                     285,650
                                          --------------
               INTERNET SOFTWARE & SERVICES - 4.62%
        1,480  Google, Inc., Class A *          705,057
                                          --------------
               MACHINERY - 2.16%
        4,600  Danaher Corp.                    330,142
                                          --------------
               MEDIA - 5.78%
       14,400  Comcast Corp., Class A *         582,912
        9,500  The Walt Disney Co.              298,870
                                          --------------
                                                881,782
                                          --------------
               MULTILINE RETAIL - 1.63%
        3,300  J.C. Penney Co., Inc.            248,259
                                          --------------
               OFFICE ELECTRONICS - 2.40%
       21,500  Xerox Corp. *                    365,500
                                          --------------
               OIL, GAS & CONSUMABLE FUELS - 1.34%
        3,900  Valero Energy Corp.              204,087
                                          --------------
               PHARMACEUTICALS - 5.75%
        5,155  Glaxosmithkline plc, ADR         274,504
        7,000  Sanofi-Aventis ADR               298,830
        9,220  Teva Pharmaceutical
               Industries, Ltd., ADR            303,983
                                          --------------
                                                877,317
                                          --------------
               SEMICONDUCTOR & SEMICONDUCTOR
               EQUIPMENT - 8.40%
       15,900  Applied Materials, Inc.          276,501
        9,750  Broadcom Corp., Class A *        295,132
       12,000  MEMC Electronic Materials,
               Inc. *                           426,000
        8,600  Microchip Technology, Inc.       283,198
                                          --------------
                                              1,280,831
                                          --------------
               SOFTWARE - 2.06%
        8,200  Adobe Systems, Inc. *            313,650
                                          --------------
               SPECIALTY RETAIL - 4.03%
        5,100  Bed Bath & Beyond, Inc. *        205,479

                     See Notes to Portfolio of Investments.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

U.S. CORE GROWTH FUND (US Focus Fund effective November 30, 2006)
OCTOBER 31, 2006 (CONTINUED)

                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               SPECIALTY RETAIL - (CONTINUED)
        7,400  Best Buy Co., Inc.          $    408,850
                                           -------------
                                                614,329
                                           -------------
               TEXTILE, APPAREL & LUXURY
               GOODS - 2.10%
        3,900  Coach, Inc. *                    154,596
        1,800  Nike, Inc., Class B              165,384
                                           -------------
                                                319,980
                                           -------------

               TOTAL LONG-TERM
               INVESTMENTS
               (Cost $13,178,681)            15,052,099
                                           -------------
SHORT-TERM INVESTMENTS - 1.02%
      155,527  Fidelity Institutional
               Money Market Funds - Prime
               Money Market Portfolio           155,527

               TOTAL SHORT-TERM
               INVESTMENTS
               (Cost $155,527)                  155,527
                                           -------------
TOTAL INVESTMENTS - 99.75%
               (Cost $13,334,208)            15,207,626
                                           -------------
NET OTHER ASSETS AND
LIABILITIES - 0.25%                              37,941
                                           -------------
TOTAL NET ASSETS - 100.00%                 $ 15,245,567
                                           ------------

*    Non-income producing security

ADR  American Depositary Receipt

                     See Notes to Portfolio of Investments.

HENDERSON U.S. CORE GROWTH FUND (US Focus Fund effective November 30, 2006) NOTES TO PORTFOLIO OF INVESTMENTS

     1. All percentages are based on the net assets of the Henderson U.S. Core Growth Fund (the "Fund") as of October 31, 2006.

     2. Net unrealized appreciation of the Fund's investment securities was $1,873,418 of which $2,210,472 related to appreciated investment securities and $337,054 related to depreciated investment securities for the fiscal quarter ended October 31, 2006.

     3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

     4. If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

JAPAN-ASIA FOCUS FUND
OCTOBER 31, 2006


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
COMMON STOCKS - 94.26%
               AUSTRALIA - 0.67%
       20,000  BHP Billiton, Ltd.          $    422,485
                                          --------------
               CHINA - 2.27%
    1,000,000  China Construction Bank (a)      451,319
      430,000  China COSCO Holdings Co.,
               Ltd., Class H                    200,149
      120,000  Ping An Insurance (Group)
               Co. of China, Ltd., Class H      417,374
    1,409,000  Shanghai Real Estate, Ltd.       356,906
                                          --------------
                                              1,425,748
                                          --------------
               HONG KONG - 1.07%
    4,900,000  Neo-China Group (Holdings),
               Ltd.                             585,944
      150,000  Tian An China Investments
               Co., Ltd. *                       90,264
                                          --------------
                                                676,208
                                          --------------
               INDONESIA - 0.69%
      470,000  PT Telekomunikasi Indonesia      433,251
                                          --------------
               JAPAN - 83.83%
       57,700  Aeon Co Ltd                    1,359,185
      288,000  Aioi Insurance Co., Ltd.       1,982,301
      263,000  Asahi Kasei Corp.              1,679,800
       89,000  Daiwa Securities Group,
               Inc.                           1,009,816
       27,800  Fuji Photo Film Co., Ltd.      1,031,610
      335,000  Furukawa-Sky Aluminum Corp     1,581,121
      432,000  Hino Motors, Ltd.              2,134,975
       80,790  Hitachi Systems & Services,
               Ltd.                           1,606,060
      376,000  Hokuhoku Financial Group,
               Inc.                           1,401,701
        1,500  Idemitsu Kosan Co Ltd *          145,954
      168,600  Kanto Tsukuba Bank Ltd *       1,862,521
       85,700  Kappa Create Co., Ltd.         1,316,038
       45,000  Leopalace21 Corp.              1,692,959
          266  Mitsubishi UFJ Financial
               Group, Inc.                    3,343,337
          240  Nippon Paper Group, Inc.         859,818
       27,100  Nippon System Development
               Co., Ltd.                      1,049,660
      369,000  Nishi-Nippon City Bank,
               Ltd.                           1,751,058
       50,300  NS Solutions Corp.             1,475,174
        1,039  NTT DoCoMo, Inc.               1,590,193
       83,400  Otsuka Kagu Ltd                2,189,201
      321,000  Sekisui Chemical Co., Ltd.     2,837,963
        7,400  SMC Corp.                      1,011,090
          305  Sumitomo Mitsui Financial
               Group, Inc.                    3,338,036
      178,000  Tadano, Ltd.                   1,642,187
       36,500  Takefuji Corp.                 1,323,244

                                               VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               JAPAN - (CONTINUED)
       27,000  TDK Corp.                   $  2,112,351
       91,300  Tohokushinsha Film Corp.         827,481
       33,200  Token Corp.                    2,506,571
       82,600  Toyo Seikan Kaisha, Ltd.       1,603,198
      871,000  Ube Industries, Ltd.           2,569,321
      122,000  Yamato Holdings Co., Ltd.      1,904,767
                                          --------------
                                             52,738,691
                                          --------------
               KOREA - 2.81%
        4,700  Hyundai Motor Co.                382,085
        1,656  Lotte Shopping Co., Ltd.         627,426
        4,000  Lotte Shopping Co., Ltd.,
               GDR *                             75,000
       14,815  Shinhan Financial Group
               Co., Ltd.                        683,165
                                          --------------
                                              1,767,676
                                          --------------
               SINGAPORE - 0.85%
       40,900  DBS Group Holdings, Ltd.         535,946
                                          --------------
               TAIWAN - 2.07%
       50,000  Hon Hai Precision Industry
               Co., Ltd. GDR                    640,000
       68,494  Taiwan Semiconductor
               Manufacturing Co., Ltd.,         664,392
                                          --------------
                                              1,304,392
                                          --------------

               TOTAL LONG-TERM
               INVESTMENTS
               (Cost $58,985,203)            59,304,397
                                          --------------


SHORT-TERM INVESTMENT - 5.73%
    3,603,154  Fidelity Institutional
               Money Market Funds - Prime
               Money Market Portfolio         3,603,154
                                          --------------

               TOTAL SHORT-TERM
               INVESTMENTS
               (Cost $3,603,154)              3,603,154
                                          --------------
TOTAL INVESTMENTS - 99.99%
               (Cost $62,588,357)            62,907,551
                                          --------------
NET OTHER ASSETS AND
LIABILITIES - 0.01%                               6,224
                                          --------------
TOTAL NET ASSETS - 100.00%               $   62,913,775
                                          --------------

     (a) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

                     See Notes to Portfolio of Investments.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)

JAPAN-ASIA FOCUS FUND
OCTOBER 31, 2006 (CONTINUED)

     *    Non-income producing security

     GDR  Global Depositary Receipts


                     See Notes to Portfolio of Investments.

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS A PERCENTAGE
OF NET ASSETS:                                      % OF NET ASSETS
                                                  ---------------------
Diversified Banks                                       13.26 %
Homebuilding                                             8.49
Regional Banks                                           7.97
Construction & Farm Machinery & Trucks                   6.00
IT Consulting & Other Services                           4.90
Real Estate Management & Development                     4.33
Diversified Chemicals                                    4.08
Home Furnishing Retail                                   3.48
Electronic Equipment Manufacturing                       3.36
Property & Casualty Insurance                            3.15
Air Freight & Logistics                                  3.03
Commodity Chemicals                                      2.67
Metal & Glass Containers                                 2.55
Wireless Telecommunication Services                      2.53
Aluminum                                                 2.51
Hypermarkets & Super Centers                             2.16
Consumer Finance                                         2.10
Restaurants                                              2.09
Application Software                                     1.67
Photographic Products                                    1.64
Industrial Machinery                                     1.61
Investment Banking & Brokerage                           1.61
Paper Products                                           1.37
Movies & Entertainment                                   1.32
Department Stores                                        1.12
Semiconductors                                           1.06
Electronic Manufacturing Services                        1.02
Integrated Telecommunication Services                    0.69
Diversified Metal & Mining                               0.67
Life & Health Insurance                                  0.66
Automobile Manufacturers                                 0.61
Marine                                                   0.32
Oil & Gas Refining & Marketing                           0.23
                                                  ---------------------
Long-Term Investment                                    94.26
Short-Term Investment                                    5.73
                                                  ---------------------
Total Investments                                       99.99
Net Other Assets and Liabilities                         0.01
                                                  ---------------------
                                                       100.00 %
                                                  =====================

HENDERSON JAPAN-ASIA FOCUS FUND
NOTES TO PORTFOLIO OF INVESTMENTS

     1. All percentages are based on the net assets of the Henderson Japan-Asia Focus Fund (the "Fund") as of October 31, 2006.

     2. Net unrealized appreciation of the Fund's investment securities was $319,194 of which $3,347,756 related to appreciated investment securities and $3,028,562 related to depreciated investment securities for the fiscal quarter ended October 31, 2006.

     3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

          If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:      /s/ Sean Dranfield
         --------------------------
         Sean Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    December 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Sean Dranfield
         -------------------------
         Sean Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    December 22, 2006


By:      /s/ Karen Buiter
         -------------------------
         Karen Buiter
         Treasurer (principal financial officer) of Henderson Global Funds

Date:    December 22, 2006